Pensions and Other Post-Employment Benefits - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Future Salary Growth Rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase		$ 0
Health Care Cost Trend Rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase		$ 0
One Year Change in Assumed Life Expectancy
Disclosure of defined benefit plans [line items]
Reasonably possible increase in actuarial assumption, life expectancy		1 year
Reasonably possible decrease in actuarial assumption, life expectancy		1 year
Increase		$ 0
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase		$ (57,000,000)	$ (56,000,000)
DB Pension Plan
Disclosure of defined benefit plans [line items]
Weighted average duration		15 years
Percentage of employees contribution under pension plan		4.00%
Employer contribution		$ 12,000,000
OPEB Plans
Disclosure of defined benefit plans [line items]
Weighted average duration		13 years
OPEB Plans | Forecast
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 12,000,000